UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number: 028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

      /s/ Brian G. Carney            Tulsa, OK                 07-08-2008
     ---------------------          -------------              ----------
          [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          192

Form 13F Information Table Value Total:  $   164,258
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]


Bridgecreek Consolidated Positions as of 3-31-2008

                                            Title of                                             Investment        Other    Voting
Name of Issuer                               Class       CUSIP        Value       Shares         Discretion       Managers Authority
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD COM                           COMMON     G1150G111      882,199      21,665     Full Discretion/Sole   N/A    Sole
AFFILIATED MANAGERS GROUP CM                COMMON     008252108    1,789,312      19,868     Full Discretion/Sole   N/A    Sole
AK STL HLDG CORP COM                        COMMON     001547108       69,000       1,000     Full Discretion/Sole   N/A    Sole
ALASKA COMM SYSTEMS GROUP COM               COMMON     01167P101    2,352,765     197,049     Full Discretion/Sole   N/A    Sole
ALTRIA GROUP INC COM                        COMMON     02209S103      998,866      48,583     Full Discretion/Sole   N/A    Sole
ALUMINUM CORP CHINA LTD ADR                 COMMON     022276109    1,181,128      41,385     Full Discretion/Sole   N/A    Sole
AMERICA MOVIL S.A.B. DE C.V ADR SERIES L    COMMON     02364W105    1,223,009      23,185     Full Discretion/Sole   N/A    Sole
AMERICAN CAPITAL STRATEGIES CM              COMMON     024937104    2,571,890     108,199     Full Discretion/Sole   N/A    Sole
AMERICAN ELEC PWR INC COM                   COMMON     025537101       12,069         300     Full Discretion/Sole   N/A    Sole
AMGEN INC COM                               COMMON     031162100       75,456       1,600     Full Discretion/Sole   N/A    Sole
ANADARKO PETE CORP COM                      COMMON     032511107       74,840       1,000     Full Discretion/Sole   N/A    Sole
ANHEUSER BUSCH COS INC COM                  COMMON     035229103       12,424         200     Full Discretion/Sole   N/A    Sole
APACHE CORP COM                             COMMON     037411105      381,555       2,745     Full Discretion/Sole   N/A    Sole
APOLLO INVESTMENTS CORP COM                 COMMON     03761U106      174,826      12,200     Full Discretion/Sole   N/A    Sole
APPLE INC COM                               COMMON     037833100    3,068,505      18,326     Full Discretion/Sole   N/A    Sole
ARCHER DANIELS MIDLAND CO COM               COMMON     039483102        6,750         200     Full Discretion/Sole   N/A    Sole
AT&T INC COM                                COMMON     00206R102      423,483      12,570     Full Discretion/Sole   N/A    Sole
BAKER HUGHES INC CM                         COMMON     057224107       21,835         250     Full Discretion/Sole   N/A    Sole
BANCFIRST CORP COM                          COMMON     05945F103      363,800       8,500     Full Discretion/Sole   N/A    Sole
BARCLAYS PLC ADR                            COMMON     06738E204      343,662      14,845     Full Discretion/Sole   N/A    Sole
BARRICK GOLD CORP COM                       COMMON     067901108        2,275          50     Full Discretion/Sole   N/A    Sole
BENIHANA INC - CLASS A COM                  COMMON     082047200          158          25     Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CL B             COMMON     084670207      240,720          60     Full Discretion/Sole   N/A    Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM    COMMON     084670108      120,750           1     Full Discretion/Sole   N/A    Sole
BHP BILLITON LIMITED ADR                    COMMON     088606108       19,168         225     Full Discretion/Sole   N/A    Sole
BOEING CO COM                               COMMON     097023105       27,931         425     Full Discretion/Sole   N/A    Sole
BOK FINL CORP CM                            COMMON     05561Q201      200,224       3,746     Full Discretion/Sole   N/A    Sole
BP PLC SPONS ADR                            COMMON     055622104       25,045         360     Full Discretion/Sole   N/A    Sole
BPZ RESOURCES INC COM                       COMMON     055639108        4,410         150     Full Discretion/Sole   N/A    Sole
BROOKFIELD ASSET MGMT INC COM               COMMON     112585104       36,607       1,125     Full Discretion/Sole   N/A    Sole
BURLINGTON NORTHERN SANTA FE COM            COMMON     12189T104       24,972         250     Full Discretion/Sole   N/A    Sole
CANADIAN NATURAL RESOURCES LTD COM          COMMON     136385101       15,037         150     Full Discretion/Sole   N/A    Sole
CANADIAN OIL SANDS TRUST CLOSED END TRUST   COMMON     13642L100    3,696,190      68,645     Full Discretion/Sole   N/A    Sole
CATERPILLAR INC COM                         COMMON     149123101       16,609         225     Full Discretion/Sole   N/A    Sole
CERNER CORP COM                             COMMON     156782104    1,776,929      39,330     Full Discretion/Sole   N/A    Sole
CHART INDS INC COM                          COMMON     16115Q308    5,461,542     112,285     Full Discretion/Sole   N/A    Sole
CHESAPEAKE ENERGY CORP COM                  COMMON     165167107      134,229       2,035     Full Discretion/Sole   N/A    Sole
CHEVRON CORP COM                            COMMON     166764100      321,875       3,247     Full Discretion/Sole   N/A    Sole
CHICAGO BRIDGE & IRON CO COM                COMMON     167250109       35,440         890     Full Discretion/Sole   N/A    Sole
CHIPOTLE MEXICAN GRILL COM CL A             COMMON     169656105      622,542       7,535     Full Discretion/Sole   N/A    Sole
CISCO SYSTEMS INC COM                       COMMON     17275R102    1,055,422      45,375     Full Discretion/Sole   N/A    Sole
CLEAN ENERGY FUELS CORP COM                 COMMON     184499101        2,011         175     Full Discretion/Sole   N/A    Sole
COACH INC COM                               COMMON     189754104      388,725      13,460     Full Discretion/Sole   N/A    Sole
COLGATE PALMOLIVE CO COM                    COMMON     194162103      733,151      10,610     Full Discretion/Sole   N/A    Sole
COMPANHIA VALE DO ADR                       COMMON     204412209       14,328         400     Full Discretion/Sole   N/A    Sole
COMPLETE PROD SERV INC COM                  COMMON     20453E109       11,836         325     Full Discretion/Sole   N/A    Sole
CONOCOPHILLIPS CORP COM                     COMMON     20825C104      165,749       1,756     Full Discretion/Sole   N/A    Sole
CONTINENTAL RESOURCES INC COM               COMMON     212015101        6,932         100     Full Discretion/Sole   N/A    Sole
CORNING INC CM                              COMMON     219350105      255,048      11,065     Full Discretion/Sole   N/A    Sole
COSTCO WHOLESALE CORPORATION COM            COMMON     22160K105      622,492       8,875     Full Discretion/Sole   N/A    Sole
CVS CAREMARK CORPORATION COM                COMMON     126650100    1,583,750      40,024     Full Discretion/Sole   N/A    Sole
DAKTRONICS INC COM                          COMMON     234264109       68,578       3,400     Full Discretion/Sole   N/A    Sole
DANAHER CORP DEL COM                        COMMON     235851102    1,729,433      22,373     Full Discretion/Sole   N/A    Sole
DAVITA INC COM                              COMMON     23918K108      189,462       3,566     Full Discretion/Sole   N/A    Sole
DEERE + CO COM                              COMMON     244199105      711,202       9,860     Full Discretion/Sole   N/A    Sole
DELTA AIR LINES INC COM                     COMMON     247361702        3,255         571     Full Discretion/Sole   N/A    Sole
DENBURY RESOURCES INC. CM                   COMMON     247916208       46,355       1,270     Full Discretion/Sole   N/A    Sole
DEVON ENERGY CORPORATION COMMON             COMMON     25179M103    1,297,848      10,801     Full Discretion/Sole   N/A    Sole
DIAGEO PLC-SPONS ADR NEW                    COMMON     25243Q205      850,613      11,515     Full Discretion/Sole   N/A    Sole
DOLLAR THRIFTY AUTOMOTIVE GP COM            COMMON     256743105       49,839       5,274     Full Discretion/Sole   N/A    Sole
DR PEPPER SNAPPLE GROUP INC COM             COMMON     26138E109      189,344       9,025     Full Discretion/Sole   N/A    Sole
DUKE ENERGY HOLDINGS CORP COM               COMMON     26441C105    1,584,882      91,190     Full Discretion/Sole   N/A    Sole
E M C CORP MASS COM                         COMMON     268648102    1,050,996      71,545     Full Discretion/Sole   N/A    Sole
EAGLE BULK SHIPPING INC COM                 COMMON     Y2187A101    2,489,646      84,195     Full Discretion/Sole   N/A    Sole
EASTMAN CHEMICAL CO COM                     COMMON     277432100      513,351       7,455     Full Discretion/Sole   N/A    Sole
EATON CORP COM                              COMMON     278058102       76,473         900     Full Discretion/Sole   N/A    Sole
EMERSON ELEC CO COM                         COMMON     291011104    1,738,860      35,164     Full Discretion/Sole   N/A    Sole
EMPIRE DIST ELEC CO COM                     COMMON     291641108      540,163      29,135     Full Discretion/Sole   N/A    Sole
ENERGY TRANSFER PARTNERS LP COM             COMMON     29273R109      283,424       6,520     Full Discretion/Sole   N/A    Sole
EXXON MOBIL CORPORATION COM                 COMMON     30231G102    2,187,210      24,818     Full Discretion/Sole   N/A    Sole
FORDING CANADIAN COAL TRUST                 COMMON     345425102       92,264         965     Full Discretion/Sole   N/A    Sole
FOSSIL INC COM                              COMMON     349882100      116,280       4,000     Full Discretion/Sole   N/A    Sole
FPL GROUP INC COM                           COMMON     302571104       32,790         500     Full Discretion/Sole   N/A    Sole
FRANKLIN RES INC COM                        COMMON     354613101       11,914         130     Full Discretion/Sole   N/A    Sole
FREEPORT MCMORAN COPPER & GOLD CL B         COMMON     35671D857    1,153,736       9,845     Full Discretion/Sole   N/A    Sole
FRONTLINE LTD COM                           COMMON     G3682E127    1,000,994      14,345     Full Discretion/Sole   N/A    Sole
GENERAL ELECTRIC CO COM                     COMMON     369604103          934          35     Full Discretion/Sole   N/A    Sole
GOLDMAN SACHS GROUP INC COM                 COMMON     38141G104    2,711,300      15,502     Full Discretion/Sole   N/A    Sole
GOOGLE INC CL A                             COMMON     38259P508        8,949          17     Full Discretion/Sole   N/A    Sole
HALLIBURTON CO COM                          COMMON     406216101    1,033,538      19,475     Full Discretion/Sole   N/A    Sole
HEALTH CARE REIT INC COM                    COMMON     42217K106    1,677,650      37,700     Full Discretion/Sole   N/A    Sole
HELMERICH & PAYNE INC COM                   COMMON     423452101    2,767,729      38,430     Full Discretion/Sole   N/A    Sole
HEWLETT PACKARD CO COM                      COMMON     428236103    1,553,893      35,148     Full Discretion/Sole   N/A    Sole
HOUSTON ENERGY PARTNERS LP NSA              COMMON     441998101    2,289,356   2,289,356     Full Discretion/Sole   N/A    Sole
IDEXX LABORATORIES INC COM                  COMMON     45168D104    1,735,485      35,607     Full Discretion/Sole   N/A    Sole
INTERCONTINENTAL EXCHANGE COM               COMMON     45865V100    1,493,400      13,100     Full Discretion/Sole   N/A    Sole
INTL BUSINESS MACHINES COM                  COMMON     459200101       65,191         550     Full Discretion/Sole   N/A    Sole
INTUITIVE SURGICAL INC COM                  COMMON     46120E602      938,859       3,485     Full Discretion/Sole   N/A    Sole
IOWA TELECOMMUNICATIONS SERVIC COM          COMMON     462594201        7,044         400     Full Discretion/Sole   N/A    Sole
JOHNSON CTLS INC COM                        COMMON     478366107    1,096,436      38,230     Full Discretion/Sole   N/A    Sole
JP MORGAN CHASE & CO COM                    COMMON     46625H100      619,124      18,045     Full Discretion/Sole   N/A    Sole
KRAFT FOODS INC CL A                        COMMON     50075N104        4,637         163     Full Discretion/Sole   N/A    Sole
LEHMAN BROS HLDGS INC COM                   COMMON     524908100        1,882          95     Full Discretion/Sole   N/A    Sole
LLOYDS TSB GROUP PLC SP ADR                 COMMON     539439109       16,652         675     Full Discretion/Sole   N/A    Sole
LOCKHEED MARTIN COM                         COMMON     539830109      924,937       9,375     Full Discretion/Sole   N/A    Sole
MAGELLAN MIDSTREAM PARTNERS COM             COMMON     559080106    1,476,273      41,480     Full Discretion/Sole   N/A    Sole
MCDONALDS CORP COM                          COMMON     580135101       12,087         215     Full Discretion/Sole   N/A    Sole
MESABI TR ROYALTY SH BEN INT                COMMON     590672101    1,907,752      61,940     Full Discretion/Sole   N/A    Sole
MICROSOFT CORP COM                          COMMON     594918104       57,771       2,100     Full Discretion/Sole   N/A    Sole
MIRANT CORP ESCROW - DO NOT SELL            COMMON     604675991            -       1,000     Full Discretion/Sole   N/A    Sole
MONSANTO CO COM                             COMMON     61166W101      889,505       7,035     Full Discretion/Sole   N/A    Sole
NEW GULF ENERGY LLC NSA                     COMMON     644995102    2,025,041   2,025,041     Full Discretion/Sole   N/A    Sole
NIKE INC CL B                               COMMON     654106103    1,661,033      27,865     Full Discretion/Sole   N/A    Sole
NOBLE CORP COM                              COMMON     G65422100       16,240         250     Full Discretion/Sole   N/A    Sole
NOKIA CORP ADR                              COMMON     654902204      790,835      32,279     Full Discretion/Sole   N/A    Sole
NORDIC AMER TANKER SHIPPING ORD             COMMON     G65773106    2,057,460      53,000     Full Discretion/Sole   N/A    Sole
OCCIDENTAL PETROLEUM CORP COM               COMMON     674599105      122,839       1,367     Full Discretion/Sole   N/A    Sole
OGE ENERGY CORP COM                         COMMON     670837103       40,747       1,285     Full Discretion/Sole   N/A    Sole
ONEOK INC CM (NEW)                          COMMON     682680103    1,680,240      34,410     Full Discretion/Sole   N/A    Sole
ORACLE CORP COM                             COMMON     68389X105    2,270,562     108,122     Full Discretion/Sole   N/A    Sole
PACKAGING CORP OF AMERICA COM               COMMON     695156109      945,472      43,955     Full Discretion/Sole   N/A    Sole
PATRIOT COAL CORPORATION COM                COMMON     70336T104        1,533          10     Full Discretion/Sole   N/A    Sole
PEABODY ENERGY CORP COM                     COMMON     704549104        8,805         100     Full Discretion/Sole   N/A    Sole
PENN WEST ENERGY TRUST-UNITS COM            COMMON     707885109      297,792       8,800     Full Discretion/Sole   N/A    Sole
PEPSICO INC CM                              COMMON     713448108      896,810      14,103     Full Discretion/Sole   N/A    Sole
PETROCHINA CO LTD COM                       COMMON     71646E100    1,202,908       9,335     Full Discretion/Sole   N/A    Sole
PETROHAWK ENERGY CORP COM                   COMMON     716495106        5,789         125     Full Discretion/Sole   N/A    Sole
PETROLEO BRASILEIRO SA COM                  COMMON     71654V408       28,332         400     Full Discretion/Sole   N/A    Sole
PHILIP MORRIS INTL COM                      COMMON     718172109    1,751,518      35,463     Full Discretion/Sole   N/A    Sole
PLUM CREEK TIMBER CO INC COM                COMMON     729251108      806,365      18,880     Full Discretion/Sole   N/A    Sole
PRICE T ROWE GROUP INC COM                  COMMON     74144T108      189,739       3,360     Full Discretion/Sole   N/A    Sole
PROCTER GAMBLE CO COM                       COMMON     742718109      492,439       8,098     Full Discretion/Sole   N/A    Sole
REGAL ENTERTAINMENT GROUP COM               COMMON     758766109      254,947      16,685     Full Discretion/Sole   N/A    Sole
RELIANT ENERGY INC COM                      COMMON     75952B105       23,120       1,087     Full Discretion/Sole   N/A    Sole
RESEARCH IN MOTION COMMON- CANADIAN         COMMON     760975102    2,722,016      23,285     Full Discretion/Sole   N/A    Sole
SAN JUAN BASIN ROYALTIES COM                COMMON     798241105    1,665,129      35,995     Full Discretion/Sole   N/A    Sole
SANDRIDGE ENERGY INC COM                    COMMON     80007P307       41,977         650     Full Discretion/Sole   N/A    Sole
SCHLUMBERGER LTD COM                        COMMON     806857108       35,452         330     Full Discretion/Sole   N/A    Sole
SEABOARD CORP DEL                           COMMON     811543107      117,876          76     Full Discretion/Sole   N/A    Sole
SEAGATE TECHNOLOGY ESCROW                   COMMON     811804988            -         350     Full Discretion/Sole   N/A    Sole
SEMGROUP ENERGY PARTNERS COM                COMMON     81662W108      200,186       7,900     Full Discretion/Sole   N/A    Sole
SENIOR HOUSING PROP TRUST REITS             COMMON     81721M109    1,411,824      72,290     Full Discretion/Sole   N/A    Sole
SHIP FINANCE INTERNATIONAL COM              COMMON     G81075106    2,651,351      89,785     Full Discretion/Sole   N/A    Sole
SINGAPORE AIRLINES LTD ORD                  COMMON     Y7992P128      203,459      18,666     Full Discretion/Sole   N/A    Sole
SONIC CORP COM                              COMMON     835451105        4,440         300     Full Discretion/Sole   N/A    Sole
SOUTHERN CO COM                             COMMON     842587107    1,809,729      51,825     Full Discretion/Sole   N/A    Sole
STRYKER CORP COM                            COMMON     863667101    1,488,684      23,675     Full Discretion/Sole   N/A    Sole
SUNCOR INC COM                              COMMON     867229106    1,882,623      32,392     Full Discretion/Sole   N/A    Sole
SYNIVERSE HOLDINGS INC COM                  COMMON     87163F106        4,860         300     Full Discretion/Sole   N/A    Sole
SYNTROLEUM CORP COM                         COMMON     871630109        1,966       1,150     Full Discretion/Sole   N/A    Sole
TARGET CORP COM                             COMMON     87612E106    2,373,314      51,050     Full Discretion/Sole   N/A    Sole
THE BLACKSTONE GROUP LP COM                 COMMON     09253U108      678,687      37,270     Full Discretion/Sole   N/A    Sole
THE ENDOWMENT DOMESTIC QP FUND LP NSA       COMMON     292645991    6,413,122   6,413,122     Full Discretion/Sole   N/A    Sole
THE ENDOWMENT REGISTERED FUND LP            COMMON     29299H101    2,065,068   2,065,068     Full Discretion/Sole   N/A    Sole
THORNBURG MORTGAGE INC COM                  COMMON     885218107      121,806     603,000     Full Discretion/Sole   N/A    Sole
TORONTO DOMINION BK ONT COM NEW             COMMON     891160509       49,816         800     Full Discretion/Sole   N/A    Sole
TRANSOCEAN ORD                              COMMON     G90073100    1,163,345       7,634     Full Discretion/Sole   N/A    Sole
TXCO RESOURCES INC COM                      COMMON     87311M102        5,880         500     Full Discretion/Sole   N/A    Sole
UDR INC COM                                 COMMON     902653104        6,714         300     Full Discretion/Sole   N/A    Sole
UNILEVER N V NY SHARES                      COMMON     904784709    1,218,190      42,894     Full Discretion/Sole   N/A    Sole
UNIT CORP COM                               COMMON     909218109    1,779,706      21,450     Full Discretion/Sole   N/A    Sole
UNITED TECH CORP COM                        COMMON     913017109    1,991,923      32,284     Full Discretion/Sole   N/A    Sole
VALERO ENERGY NEW COM                       COMMON     91913Y100    1,635,999      39,728     Full Discretion/Sole   N/A    Sole
WALGREEN CO COM                             COMMON     931422109        6,600         203     Full Discretion/Sole   N/A    Sole
WAL-MART STORES COM                         COMMON     931142103      337,200       6,000     Full Discretion/Sole   N/A    Sole
WALT DISNEY CO COM                          COMMON     254687106       18,720         600     Full Discretion/Sole   N/A    Sole
WESTPORT INNOVATIONS INC COM                COMMON     960908101    1,124,642     231,140     Full Discretion/Sole   N/A    Sole
WEYERHAEUSER CO COM                         COMMON     962166104        5,574         109     Full Discretion/Sole   N/A    Sole
WILLIAMS COS INC COM                        COMMON     969457100    1,252,432      31,070     Full Discretion/Sole   N/A    Sole
ZIMMER HOLDINGS INC COM                     COMMON     98956P102       23,817         350     Full Discretion/Sole   N/A    Sole
AMEX SPDR INDEX ENERGY SELECT INDEX         ETF        81369Y506       12,830         145     Full Discretion/Sole   N/A    Sole
DIAMONDS TRUST SERIES I COM                 ETF        252787106    1,132,499       9,985     Full Discretion/Sole   N/A    Sole
ISHARES COMEX GOLD TRUST COM                ETF        464285105       20,800         228     Full Discretion/Sole   N/A    Sole
ISHARES DJ US REAL ESTATE                   ETF        464287739    5,356,176      88,095     Full Discretion/Sole   N/A    Sole
ISHARES IBOXX & INVTOP INVES FD             ETF        464287242       30,217         298     Full Discretion/Sole   N/A    Sole
ISHARES LEHMAN 1-3 YR TRS BD                ETF        464287457        7,046          85     Full Discretion/Sole   N/A    Sole
ISHARES LEHMAN AGG BOND FUND                ETF        464287226    3,603,356      35,890     Full Discretion/Sole   N/A    Sole
ISHARES MIDCAP 400 IDX FD                   ETF        464287507      730,794       8,958     Full Discretion/Sole   N/A    Sole
ISHARES MSCI EAFE INDEX FUND                ETF        464287465   11,671,016     169,958     Full Discretion/Sole   N/A    Sole
ISHARES MSCI EMERGING MKTS                  ETF        464287234    6,513,474      47,992     Full Discretion/Sole   N/A    Sole
ISHARES RUSSELL 2000 IDX FUND               ETF        464287655       44,192         640     Full Discretion/Sole   N/A    Sole
ISHARES RUSSELL 2000 VAL IND FUND           ETF        464287630       21,028         330     Full Discretion/Sole   N/A    Sole
ISHARES S&P 500 INDEX                       ETF        464287200      178,048       1,391     Full Discretion/Sole   N/A    Sole
ISHARES S&P 500 VALUE INDEX FUND            ETF        464287408       31,700         500     Full Discretion/Sole   N/A    Sole
ISHARES S&P LATIN AMERICAN 40 INDEX FD      ETF        464287390      329,175       1,197     Full Discretion/Sole   N/A    Sole
ISHARES S&P MDCP 400 VALUE FD               ETF        464287705      102,518       1,385     Full Discretion/Sole   N/A    Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD      ETF        464287606        9,736         110     Full Discretion/Sole   N/A    Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD      ETF        464287374       97,307         635     Full Discretion/Sole   N/A    Sole
ISHARES S&P SMALL CAP 600 INDEX FUND        ETF        464287804       27,076         450     Full Discretion/Sole   N/A    Sole
ISHARES S&P SMALLCAP 600 VALUE INDEX F      ETF        464287879       25,474         400     Full Discretion/Sole   N/A    Sole
ISHARES SELECT DIVIDEND INDEX FUND          ETF        464287168       60,331       1,225     Full Discretion/Sole   N/A    Sole
POWERSHARES QQQ                             ETF        73935A104        4,517         100     Full Discretion/Sole   N/A    Sole
SPDR TR UNIT SER 1                          ETF        78462F103      313,423       2,449     Full Discretion/Sole   N/A    Sole
VANGUARD REIT ETF INDEX                     ETF        922908553        2,921          50     Full Discretion/Sole   N/A    Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND       BOND FUNDS 670682103    3,100,702     204,802     Full Discretion/Sole   N/A    Sole
ALLIANCE RESOURCE PARTNERS COM LP           LP         01877R108      425,952       7,650     Full Discretion/Sole   N/A    Sole
AMERIGAS PARTNERS-LP COM                    LP         030975106       79,306       2,490     Full Discretion/Sole   N/A    Sole
BUCKEYE PARTNERS L P UNIT LTD PARTN INITS   LP         118230101      635,348      14,855     Full Discretion/Sole   N/A    Sole
ENTERPRISE PRODUCTS PARTNERS LP             LP         293792107      256,998       8,700     Full Discretion/Sole   N/A    Sole
ISHARES GSCI COMMODITY INDEXED TRUST        LP         46428R107       11,986         160     Full Discretion/Sole   N/A    Sole
KINDER MORGAN ENERGY PARTNERS CM LP         LP         494550106      381,583       6,847     Full Discretion/Sole   N/A    Sole
SUBURBAN PROPANE PARTNERS LP COM            LP         864482104        6,690         175     Full Discretion/Sole   N/A    Sole